Consolidated Statements of Income and Comprehensive Income (Unaudited) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Interest income:
Credit assets	$ 68,814	$ 66,614	$ 201,671	$ 197,786
Other	5,173	5,032	16,538	14,395
Interest income	73,987	71,646	218,209	212,181
Interest expense:
Deposits and other	42,856	45,357	130,537	130,097
Subordinated notes	1,352	1,345	4,137	4,330
Interest expense	44,208	46,702	134,674	134,427
Net interest income	29,779	24,944	83,535	77,754
Non-interest income	1,804	2,052	6,014	6,594
Total revenue	31,583	26,996	89,549	84,348
Provision for (recovery of) credit losses (note 5)	1,181	(1)	3,094	(112)
Revenue less provision for credit loss	30,402	26,997	86,455	84,460
Non-interest expenses:
Salaries and benefits	10,099	7,507	27,868	21,454
General and administrative	9,717	4,833	21,926	12,723
Premises and equipment	1,833	1,194	5,070	3,566
Noninterest expense	21,649	13,534	54,864	37,743
Income before income taxes	8,753	13,463	31,591	46,717
Income tax provision (note 10)	2,171	3,758	8,337	12,485
Net income	6,582	9,705	23,254	34,232
Other comprehensive income (loss):
Items that may subsequently be reclassified to net income: Foreign exchange gain (loss) on translation of foreign operations	(530)	2	(717)	10
Comprehensive income	$ 6,052	$ 9,707	$ 22,537	$ 34,242
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.2	$ 0.36	$ 0.74	$ 1.29